Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets [Abstract]
Schedule of Composition and Movements in Net Intangible Assets
The composition of and movements in net intangible assets in 2024 and 2023 are as follows:

2024
Millions of euros	Balance at 12/31/2023	First applica-tion of IAS 21	Additions(1)	Amorti-zation	Impair-ments	Transfers and others	Translation differences	Inflation adjustments	Business combinations	Balance at 12/31/2024
Service concession arrangements and licenses	6,886	4	157	(757)	(485)	1	(536)	376	21	5,667
Software	3,089	4	510	(1,410)	(21)	1,139	(222)	29	(14)	3,104
Customer base	386	—	—	(238)	—	—	(1)	(1)	5	151
Trademarks	235	—	—	(32)	—	—	(18)	—	2	187
Other intangible assets	58	—	20	(25)	—	8	(1)	—	4	64
Intangible assets in process	716	—	1,109	—	—	(1,104)	(28)	5	4	702
Total intangible assets	11,370	8	1,796	(2,462)	(506)	44	(806)	409	22	9,875
(1) Total additions of intangible assets in 2024 amounted to 1,799 million euros, including the additions corresponding to companies held for sale during the annual reporting period (see Note 2).

2023
Millions of euros	Balance at 12/31/2022	Additions	Amorti-zation	Dispo-sals	Impair-ments	Transfers and others	Transla-tion differen-ces	Inflation adjust-ments	Business combina-tions	Balance at 12/31/2023
Service concession arrangements and licenses	7,550	183	(840)	—	—	2	(205)	196	—	6,886
Software	2,800	486	(1,356)	(1)	—	1,122	18	20	—	3,089
Customer base	721	—	(333)	—	—	(3)	4	—	(3)	386
Trademarks	263	—	(33)	—	—	—	5	—	—	235
Other intangible assets	39	20	(21)	—	(2)	5	2	—	15	58
Intangible assets in process	644	1,149	—	(1)	—	(1,076)	(7)	7	—	716
Total intangible assets	12,017	1,838	(2,583)	(2)	(2)	50	(183)	223	12	11,370

Schedule of Gross Cost, Accumulated Amortization and Impairment Losses of Intangible Assets
The cost, accumulated amortization and impairment losses of intangible assets at December 31, 2024 and 2023 are as follows:

Balance at December 31, 2024
Millions of euros	Cost	Accumulated amortization	Impairment losses	Intangible assets
Service concession arrangements and licenses	15,018	(8,666)	(685)	5,667
Software	18,442	(15,300)	(38)	3,104
Customer base	2,265	(2,114)	—	151
Trademarks	905	(718)	—	187
Other intangible assets	794	(726)	(4)	64
Intangible assets in process	702	—	—	702
Total intangible assets	38,126	(27,524)	(727)	9,875

Balance at December 31, 2023
Millions of euros	Cost	Accumulated amortization	Impairment losses	Intangible assets
Service concession arrangements and licenses	16,056	(9,061)	(109)	6,886
Software	17,851	(14,753)	(9)	3,089
Customer base	4,166	(3,780)	—	386
Trademarks	958	(723)	—	235
Other intangible assets	867	(805)	(4)	58
Intangible assets in process	724	—	(8)	716
Total intangible assets	40,622	(29,122)	(130)	11,370
The movement in goodwill assigned to each Group segment was as follows:

2024
Millions of euros	Balance at 12/31/2023	Additions	Disposals	Write-offs	Transfers	Exchange rate impact	Balance at 12/31/2024
Telefónica Spain	4,291	—	—	—	—	—	4,291
Telefónica Brazil	8,076	28	—	—	—	(1,364)	6,740
Telefónica Germany	4,386	—	—	—	—	—	4,386
Telefónica Hispam	1,108	—	(16)	(623)	—	(51)	418
Others	847	—	—	(243)	—	22	626
Total	18,708	28	(16)	(866)	—	(1,393)	16,461

2023
Millions of euros	Balance at 12/31/2022	Additions	Disposals	Write-offs	Transfers	Exchange rate impact	Balance at 12/31/2023
Telefónica Spain	4,291	—	—	—	—	—	4,291
Telefónica Brazil	7,752	5	—	—	—	319	8,076
Telefónica Germany	4,386	—	—	—	—	—	4,386
Telefónica Hispam	1,215	—	—	(58)	(36)	(13)	1,108
Others	827	11	—	—	—	9	847
Total	18,471	16	—	(58)	(36)	315	18,708